UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03940
BNY Mellon Strategic Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Active MidCap Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Active MidCap Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class A – DNLDX
This annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$106	1.00%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class A shares returned 11.95%.
  In comparison, the Russell Midcap® Index (the “Index”) returned 10.60% for the same period.
What affected the Fund’s performance?
  U.S. equities gained ground as inflation pressures eased, the Federal Reserve cut rates, and Treasury yields declined. Better‑than‑expected earnings supported performance, led by AI‑linked technology and communication services stocks.
  Stock selection in the utilities, consumer discretionary, industrials and health care sectors contributed positively to the Fund’s performance relative to the Index.
  Stock selection in communication services, staples and materials sectors detracted most from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 12/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	5.51%	9.01%	7.89%
without Sales Charge	11.95%	10.31%	8.53%
Russell 3000® Index (broad-based index)	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$468	241	$3,076,423	65.02%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
18.6%
Financials
15.8%
Information Technology
12.3%
Health Care
11.4%
Consumer Discretionary
10.8%
Consumer Staples
6.8%
Materials
5.5%
Energy
5.1%
Utilities
5.0%
Real Estate
4.3%
Communication Services
4.2%
Net Other Assets and Liabilities
0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0085AR1225

BNY Mellon Active MidCap Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class C – DNLCX
This annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$185	1.75%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class C shares returned 11.12%.
  In comparison, the Russell Midcap® Index (the “Index”) returned 10.60% for the same period.
What affected the Fund’s performance?
  U.S. equities gained ground as inflation pressures eased, the Federal Reserve cut rates, and Treasury yields declined. Better‑than‑expected earnings supported performance, led by AI‑linked technology and communication services stocks.
  Stock selection in the utilities, consumer discretionary, industrials and health care sectors contributed positively to the Fund’s performance relative to the Index.
  Stock selection in communication services, staples and materials sectors detracted most from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 12/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	10.19%	*	9.44%	7.64%
without Deferred Sales Charge	11.12%		9.44%	7.64%
Russell 3000® Index (broad-based index)	17.15%		13.15%	14.29%
Russell Midcap® Index	10.60%		8.67%	11.01%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$468	241	$3,076,423	65.02%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0271AR1225

BNY Mellon Active MidCap Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class I – DNLRX
This annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$80	0.75%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class I shares returned 12.23%.
  In comparison, the Russell Midcap® Index (the “Index”) returned 10.60% for the same period.
What affected the Fund’s performance?
  U.S. equities gained ground as inflation pressures eased, the Federal Reserve cut rates, and Treasury yields declined. Better‑than‑expected earnings supported performance, led by AI‑linked technology and communication services stocks.
  Stock selection in the utilities, consumer discretionary, industrials and health care sectors contributed positively to the Fund’s performance relative to the Index.
  Stock selection in communication services, staples and materials sectors detracted most from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class I	12.23%	10.57%	8.78%
Russell 3000® Index (broad-based index)	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$468	241	$3,076,423	65.02%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0272AR1225

BNY Mellon Active MidCap Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class Y – DNLYX
This annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$80	0.75%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class Y shares returned 12.22%.
  In comparison, the Russell Midcap® Index (the “Index”) returned 10.60% for the same period.
What affected the Fund’s performance?
  U.S. equities gained ground as inflation pressures eased, the Federal Reserve cut rates, and Treasury yields declined. Better‑than‑expected earnings supported performance, led by AI‑linked technology and communication services stocks.
  Stock selection in the utilities, consumer discretionary, industrials and health care sectors contributed positively to the Fund’s performance relative to the Index.
  Stock selection in communication services, staples and materials sectors detracted most from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class Y	12.22%	10.61%	8.83%
Russell 3000® Index (broad-based index)	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$468	241	$3,076,423	65.02%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0011AR1225

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,986 in 2024 and $37,725 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,332 in 2024 and $7,770 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2024 and $4,763 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,439 in 2024 and $7,803 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $4,938 in

2024 and $5,059 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,429,804 in 2024 and $2,001,215 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Active MidCap Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Class	Ticker
A	DNLDX
C	DNLCX
I	DNLRX
Y	DNLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Active MidCap Fund
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.8%
Automobiles & Components — .6%
Aptiv PLC(a)	36,144	2,750,197
Banks — 2.1%
Bank OZK	16,524	760,434
First Horizon Corp.	271,305	6,484,190
M&T Bank Corp.	12,803	2,579,548
		9,824,172
Capital Goods — 13.6%
A.O. Smith Corp.(b)	45,192	3,022,441
Acuity, Inc.	6,962	2,506,598
Allegion PLC	15,192	2,418,870
Armstrong World Industries, Inc.	12,020	2,297,022
ATI, Inc.(a)	12,197	1,399,728
Axon Enterprise, Inc.(a)	3,266	1,854,859
BWX Technologies, Inc.(b)	12,413	2,145,463
Cummins, Inc.	6,328	3,230,128
Curtiss-Wright Corp.	6,003	3,309,274
EMCOR Group, Inc.	10,355	6,335,085
Fortive Corp.	19,650	1,084,877
Howmet Aerospace, Inc.	21,495	4,406,905
ITT, Inc.	20,811	3,610,917
Lincoln Electric Holdings, Inc.	13,505	3,236,338
Pentair PLC	31,375	3,267,393
Rocket Lab Corp.(a)	10,282	717,272
Rockwell Automation, Inc.	8,100	3,151,467
Sensata Technologies Holding PLC(b)	20,330	676,786
The Middleby Corp.(a),(b)	6,744	1,002,630
The Toro Company	25,222	1,985,476
Trane Technologies PLC	4,363	1,698,080
Vertiv Holdings Co., Cl. A	31,525	5,107,365
Watts Water Technologies, Inc., Cl. A	5,924	1,635,142
WESCO International, Inc.	5,492	1,343,563
Westinghouse Air Brake Technologies Corp.	11,286	2,408,997
		63,852,676
Commercial & Professional Services — 3.3%
Broadridge Financial Solutions, Inc.	19,791	4,416,757
Genpact Ltd.	40,655	1,901,841
Leidos Holdings, Inc.	12,414	2,239,486
Paychex, Inc.	20,692	2,321,229
Paycom Software, Inc.	4,354	693,853
Paylocity Holding Corp.(a)	3,105	473,512
Tetra Tech, Inc.	64,267	2,155,515
Veralto Corp.	11,901	1,187,482
		15,389,675
Consumer Discretionary Distribution & Retail — 3.2%
Bath & Body Works, Inc.	21,696	435,656
Best Buy Co., Inc.	16,954	1,134,731
Carvana Co.(a),(b)	6,320	2,667,167
eBay, Inc.	38,511	3,354,308

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Discretionary Distribution & Retail — 3.2% (continued)
Etsy, Inc.(a),(b)	19,888	1,102,591
Five Below, Inc.(a)	7,106	1,338,486
Ross Stores, Inc.	12,367	2,227,791
Wayfair, Inc., Cl. A(a),(b)	12,318	1,236,850
Williams-Sonoma, Inc.(b)	8,208	1,465,867
		14,963,447
Consumer Durables & Apparel — 3.0%
Deckers Outdoor Corp.(a)	9,405	975,016
Hasbro, Inc.	7,881	646,242
Leggett & Platt, Inc.	102,462	1,127,082
Polaris, Inc.(b)	18,275	1,155,894
PulteGroup, Inc.	10,007	1,173,421
Ralph Lauren Corp.	8,674	3,067,213
Tapestry, Inc.	28,742	3,672,365
TopBuild Corp.(a),(b)	5,436	2,267,845
		14,085,078
Consumer Services — 4.1%
ADT, Inc.	180,014	1,452,713
Carnival Corp.(a)	84,636	2,584,783
Darden Restaurants, Inc.	4,102	754,850
Domino’s Pizza, Inc.	4,922	2,051,588
Duolingo, Inc.(a),(b)	1,350	236,925
Expedia Group, Inc.	10,979	3,110,460
Grand Canyon Education, Inc.(a)	14,062	2,338,651
H&R Block, Inc.	30,376	1,323,786
Hilton Worldwide Holdings, Inc.	4,474	1,285,157
Royal Caribbean Cruises Ltd.	13,767	3,839,892
		18,978,805
Consumer Staples Distribution & Retail — 2.4%
Dollar General Corp.	19,205	2,549,848
Dollar Tree, Inc.(a)	24,549	3,019,773
Sprouts Farmers Market, Inc.(a)	17,757	1,414,700
The Kroger Company	18,676	1,166,876
US Foods Holding Corp.(a)	40,694	3,065,072
		11,216,269
Energy — 5.1%
Antero Midstream Corp.	179,493	3,193,181
APA Corp.(b)	86,179	2,107,938
Baker Hughes Co.	36,746	1,673,413
Civitas Resources, Inc.	21,959	594,869
CNX Resources Corp.(a)	33,867	1,245,290
Devon Energy Corp.	63,657	2,331,756
Halliburton Co.	205,285	5,801,354
HF Sinclair Corp.	25,604	1,179,832
Range Resources Corp.	13,848	488,281
TechnipFMC PLC	11,737	523,001
Valero Energy Corp.	28,779	4,684,933
		23,823,848
Equity Real Estate Investment Trusts — 4.3%
American Homes 4 Rent, Cl. A(c)	34,373	1,103,373
EastGroup Properties, Inc.(c)	10,645	1,896,300

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Equity Real Estate Investment Trusts — 4.3% (continued)
Essex Property Trust, Inc.(c)	4,446	1,163,429
First Industrial Realty Trust, Inc.(c)	53,144	3,043,557
Host Hotels & Resorts, Inc.(c)	120,901	2,143,575
Lamar Advertising Co., Cl. A(b),(c)	11,546	1,461,493
NNN REIT, Inc.(c)	63,179	2,503,784
Regency Centers Corp.(c)	6,899	476,238
Simon Property Group, Inc.(c)	28,822	5,335,241
Vornado Realty Trust(c)	25,412	845,711
		19,972,701
Financial Services — 8.0%
Affirm Holdings, Inc.(a)	11,625	865,249
Ameriprise Financial, Inc.	13,263	6,503,379
Coinbase Global, Inc., Cl. A(a)	7,858	1,777,008
Corpay, Inc.(a)	8,260	2,485,682
Euronet Worldwide, Inc.(a),(b)	15,541	1,182,826
Federated Hermes, Inc.	20,706	1,078,161
Global Payments, Inc.	15,077	1,166,960
MGIC Investment Corp.	47,415	1,385,466
MSCI, Inc.	10,540	6,047,114
Robinhood Markets, Inc., Cl. A(a)	29,888	3,380,333
SEI Investments Co.	14,497	1,189,044
State Street Corp.	35,637	4,597,529
Synchrony Financial	45,066	3,759,856
The Western Union Company(b)	214,357	1,995,664
		37,414,271
Food, Beverage & Tobacco — 3.5%
Archer-Daniels-Midland Co.	54,833	3,152,349
Celsius Holdings, Inc.(a)	15,251	697,581
Constellation Brands, Inc., Cl. A	18,043	2,489,212
General Mills, Inc.(b)	104,699	4,868,503
Ingredion, Inc.	13,522	1,490,936
Lamb Weston Holdings, Inc.	15,131	633,838
Molson Coors Beverage Co., Cl. B	14,487	676,253
The Boston Beer Company, Inc., Cl. A(a)	5,039	983,260
The Hershey Company	7,843	1,427,269
		16,419,201
Health Care Equipment & Services — 5.7%
Align Technology, Inc.(a)	5,138	802,299
Cardinal Health, Inc.	10,146	2,085,003
Cencora, Inc.	8,663	2,925,928
Dexcom, Inc.(a)	20,952	1,390,584
Doximity, Inc., Cl. A(a)	21,954	972,123
HealthEquity, Inc.(a)	5,409	495,519
IDEXX Laboratories, Inc.(a)	8,471	5,730,886
Inspire Medical Systems, Inc.(a)	3,561	328,431
Insulet Corp.(a)	4,310	1,225,074
LivaNova PLC(a)	14,116	868,558
ResMed, Inc.	21,015	5,061,883
Tenet Healthcare Corp.(a)	9,514	1,890,622

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Health Care Equipment & Services — 5.7% (continued)
Universal Health Services, Inc., Cl. B	3,756	818,883
Veeva Systems, Inc., Cl. A(a)	9,465	2,112,872
		26,708,665
Household & Personal Products — .9%
Church & Dwight Co., Inc.	47,458	3,979,353
elf Beauty, Inc.(a),(b)	2,715	206,449
		4,185,802
Insurance — 5.7%
Assurant, Inc.	22,148	5,334,346
CNO Financial Group, Inc.	62,318	2,646,645
Globe Life, Inc.	12,957	1,812,166
Loews Corp.	62,856	6,619,365
Primerica, Inc.	9,598	2,479,739
The Allstate Corp.	28,779	5,990,349
The Hanover Insurance Group, Inc.	10,389	1,898,798
		26,781,408
Materials — 5.5%
Albemarle Corp.(b)	2,843	402,114
Anglogold Ashanti PLC	6,862	585,191
Cabot Corp.	16,304	1,080,629
CF Industries Holdings, Inc.	17,147	1,326,149
Commercial Metals Co.(b)	25,822	1,787,399
Corteva, Inc.	68,793	4,611,195
Crown Holdings, Inc.	35,579	3,663,570
DuPont de Nemours, Inc.	47,307	1,901,741
MP Materials Corp.(a),(b)	3,105	156,865
NewMarket Corp.	1,451	997,214
PPG Industries, Inc.	20,089	2,058,319
Reliance, Inc.	3,783	1,092,795
RPM International, Inc.	17,357	1,805,128
Vulcan Materials Co.	14,840	4,232,665
		25,700,974
Media & Entertainment — 4.0%
Fox Corp., Cl. A	62,657	4,578,347
Liberty Media Corp.-Liberty Formula One, Cl. C(a)	17,846	1,758,010
Match Group, Inc.	36,652	1,183,493
Pinterest, Inc., Cl. A(a)	34,069	882,046
Playtika Holding Corp.	84,565	334,032
Reddit, Inc., Cl. A(a)	5,626	1,293,249
ROBLOX Corp., Cl. A(a)	23,397	1,895,859
Roku, Inc.(a)	15,205	1,649,590
The New York Times Company, Cl. A	33,517	2,326,750
The Trade Desk, Inc., Cl. A(a)	31,783	1,206,483
Warner Bros Discovery, Inc.(a)	55,788	1,607,810
Ziff Davis, Inc.(a),(b)	7,375	259,231
		18,974,900
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
10X Genomics, Inc., Cl. A(a),(b)	28,202	459,975
Alnylam Pharmaceuticals, Inc.(a)	3,816	1,517,432
Azenta, Inc.(a),(b)	22,640	753,006
BioMarin Pharmaceutical, Inc.(a)	31,429	1,867,825

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.7% (continued)
Bio-Rad Laboratories, Inc., Cl. A(a),(b)	2,715	822,618
Bio-Techne Corp.	23,764	1,397,561
Charles River Laboratories International, Inc.(a)	9,969	1,988,616
Elanco Animal Health, Inc.(a),(b)	16,977	384,190
Exact Sciences Corp.(a)	7,054	716,404
Exelixis, Inc.(a)	29,380	1,287,725
Halozyme Therapeutics, Inc.(a)	10,435	702,276
Illumina, Inc.(a)	13,848	1,816,304
Incyte Corp.(a)	20,128	1,988,043
IQVIA Holdings, Inc.(a)	9,752	2,198,198
Jazz Pharmaceuticals PLC(a)	7,691	1,307,470
Medpace Holdings, Inc.(a)	4,085	2,294,340
Mettler-Toledo International, Inc.(a)	1,503	2,095,468
Moderna, Inc.(a),(b)	22,841	673,581
Neurocrine Biosciences, Inc.(a)	7,323	1,038,621
Royalty Pharma PLC, Cl. A	41,127	1,589,147
		26,898,800
Semiconductors & Semiconductor Equipment — 2.1%
Astera Labs, Inc.(a)	5,044	839,120
Cirrus Logic, Inc.(a)	5,724	678,294
Monolithic Power Systems, Inc.	3,241	2,937,513
Onto Innovation, Inc.(a)	7,790	1,229,730
Qorvo, Inc.(a)	10,087	852,452
Skyworks Solutions, Inc.	36,774	2,331,839
Teradyne, Inc.	3,893	753,529
		9,622,477
Software & Services — 6.2%
BILL Holdings, Inc.(a)	9,970	543,764
Blackbaud, Inc.(a)	16,861	1,067,639
Docusign, Inc.(a)	19,551	1,337,288
Dolby Laboratories, Inc., Cl. A	38,252	2,456,543
Dynatrace, Inc.(a)	31,075	1,346,790
Elastic NV(a)	7,940	598,994
Fair Isaac Corp.(a)	1,108	1,873,207
Gartner, Inc.(a)	12,782	3,224,643
GoDaddy, Inc., Cl. A(a)	8,016	994,625
HubSpot, Inc.(a)	2,538	1,018,499
Manhattan Associates, Inc.(a)	3,149	545,753
MongoDB, Inc.(a)	1,079	452,845
Nutanix, Inc., Cl. A(a)	15,012	775,970
Pegasystems, Inc.(b)	19,116	1,141,608
PTC, Inc.(a)	15,258	2,658,096
Qualys, Inc.(a)	8,033	1,067,586
RingCentral, Inc., Cl. A(a)	25,020	722,578
Rubrik, Inc., Cl. A(a)	3,627	277,393
Twilio, Inc., Cl. A(a)	11,995	1,706,169
UiPath, Inc., Cl. A(a)	53,112	870,506
Unity Software, Inc.(a)	18,899	834,769
VeriSign, Inc.	4,823	1,171,748
Zoom Communications, Inc.(a)	25,475	2,198,238
		28,885,251

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Technology Hardware & Equipment — 4.0%
Ciena Corp.(a)	9,796	2,290,991
Flex Ltd.(a)	32,555	1,966,973
Jabil, Inc.	11,351	2,588,255
Keysight Technologies, Inc.(a)	19,595	3,981,508
NetApp, Inc.	26,843	2,874,617
Pure Storage, Inc., Cl. A(a)	12,833	859,939
Sandisk Corp.(a)	3,653	867,149
Super Micro Computer, Inc.(a)	12,901	377,612
Western Digital Corp.	8,672	1,493,926
Zebra Technologies Corp., Cl. A(a)	6,509	1,580,515
		18,881,485
Telecommunication Services — .1%
Iridium Communications, Inc.	38,500	669,130
Transportation — 1.7%
Delta Air Lines, Inc.	40,567	2,815,350
J.B. Hunt Transport Services, Inc.	7,744	1,504,969
Lyft, Inc., Cl. A(a)	55,579	1,076,565
United Airlines Holdings, Inc.(a)	21,730	2,429,849
		7,826,733
Utilities — 5.0%
Clearway Energy, Inc., Cl. C(b)	81,277	2,703,273
Consolidated Edison, Inc.	30,465	3,025,784
Edison International	76,943	4,618,119
Evergy, Inc.	26,377	1,912,069
Exelon Corp.	23,407	1,020,311
NRG Energy, Inc.	15,879	2,528,572
OGE Energy Corp.	23,396	999,009
PG&E Corp.	173,335	2,785,493
PPL Corp.(b)	9,793	342,951
Public Service Enterprise Group, Inc.	22,645	1,818,393
Talen Energy Corp.(a)	1,471	551,390
Vistra Corp.	6,740	1,087,364
		23,392,728
Total Common Stocks (cost $393,168,454)		467,218,693

1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,621,443)	3.89	2,621,443	2,621,443

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $234,650)	3.89	234,650	234,650
Total Investments (cost $396,024,547)		100.4%	470,074,786
Liabilities, Less Cash and Receivables		(.4%)	(1,989,957)
Net Assets		100.0%	468,084,829

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $32,618,123 and the value of the collateral was
$33,601,206, consisting of cash collateral of $234,650 and U.S. Government & Agency securities valued at $33,366,556.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	3,619,112	49,636,424	(50,634,093)	2,621,443	95,274
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	21,008,968	(20,774,318)	234,650	19,110††
Total - .6%	3,619,112	70,645,392	(71,408,411)	2,856,093	114,384

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $32,618,123)—Note 1(c):
Unaffiliated issuers	393,168,454	467,218,693
Affiliated issuers	2,856,093	2,856,093
Dividends, interest and securities lending income receivable		317,522
Receivable for shares of Common Stock subscribed		312,720
Tax reclaim receivable—Note 1(b)		2,513
Prepaid expenses		38,433
		470,745,974
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		381,146
Payable for shares of Common Stock redeemed		1,917,566
Liability for securities on loan—Note 1(c)		234,650
Directors’ fees and expenses payable		5,751
Other accrued expenses		122,032
		2,661,145
Net Assets ($)		468,084,829
Composition of Net Assets ($):
Paid-in capital		390,792,481
Total distributable earnings (loss)		77,292,348
Net Assets ($)		468,084,829

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	438,507,431	368,032	28,830,619	378,747
Shares Outstanding	7,656,314	7,801	503,050	6,887
Net Asset Value Per Share ($)	57.27	47.18	57.31	54.99
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,997,360
Affiliated issuers	95,274
Affiliated income net of rebates from securities lending—Note 1(c)	19,110
Interest	776
Total Income	7,112,520
Expenses:
Management fee—Note 3(a)	3,482,991
Shareholder servicing costs—Note 3(c)	1,366,491
Professional fees	109,190
Registration fees	71,892
Directors’ fees and expenses—Note 3(d)	50,221
Chief Compliance Officer fees—Note 3(c)	27,547
Prospectus and shareholders’ reports	26,658
Shareholder and regulatory reports service fees—Note 3(c)	17,167
Custodian fees—Note 3(c)	14,494
Loan commitment fees—Note 2	10,698
Distribution Plan fees—Note 3(b)	3,838
Interest expense—Note 2	479
Miscellaneous	28,408
Total Expenses	5,210,074
Less—reduction in expenses due to undertaking—Note 3(a)	(615,742)
Less—reduction in fees due to earnings credits—Note 3(c)	(16,986)
Net Expenses	4,577,346
Net Investment Income	2,535,174
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	62,959,739
Net change in unrealized appreciation (depreciation) on investments	(13,226,370)
Net Realized and Unrealized Gain (Loss) on Investments	49,733,369
Net Increase in Net Assets Resulting from Operations	52,268,543
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	2,535,174	2,687,864
Net realized gain (loss) on investments	62,959,739	38,914,913
Net change in unrealized appreciation (depreciation) on investments	(13,226,370)	20,218,555
Net Increase (Decrease) in Net Assets Resulting from Operations	52,268,543	61,821,332
Distributions ($):
Distributions to shareholders:
Class A	(63,408,203)	(36,264,215)
Class C	(81,864)	(61,868)
Class I	(4,304,719)	(1,733,232)
Class Y	(56,731)	(24,416)
Total Distributions	(67,851,517)	(38,083,731)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,827,415	4,141,866
Class C	232,032	62,457
Class I	14,715,444	5,033,242
Class Y	22,147	302,961
Distributions reinvested:
Class A	60,425,192	34,396,359
Class C	81,864	61,868
Class I	4,254,096	1,696,824
Class Y	56,556	24,315
Cost of shares redeemed:
Class A	(50,579,745)	(40,440,032)
Class C	(495,408)	(831,021)
Class I	(8,724,661)	(4,239,071)
Class Y	(8,669)	(6,773)
Increase (Decrease) in Net Assets from Capital Stock Transactions	26,806,263	202,995
Total Increase (Decrease) in Net Assets	11,223,289	23,940,596
Net Assets ($):
Beginning of Period	456,861,540	432,920,944
End of Period	468,084,829	456,861,540

	Year Ended December 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	112,226	68,383
Shares issued for distributions reinvested	1,055,524	559,041
Shares redeemed	(834,460)	(670,807)
Net Increase (Decrease) in Shares Outstanding	333,290	(43,383)
Class C(a)
Shares sold	4,425	1,202
Shares issued for distributions reinvested	1,730	1,181
Shares redeemed	(9,866)	(16,156)
Net Increase (Decrease) in Shares Outstanding	(3,711)	(13,773)
Class I(b)
Shares sold	239,641	80,034
Shares issued for distributions reinvested	74,270	27,493
Shares redeemed	(142,723)	(69,474)
Net Increase (Decrease) in Shares Outstanding	171,188	38,053
Class Y
Shares sold	365	5,320
Shares issued for distributions reinvested	1,028	408
Shares redeemed	(144)	(108)
Net Increase (Decrease) in Shares Outstanding	1,249	5,620

(a)	During the period ended December 31, 2025, 606 Class C shares representing $31,850 were automatically converted to 512 Class A shares.
(b)	During the period ended December 31, 2024, 3,126 Class A shares representing $183,624 were exchanged for 3,110 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended December 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	59.56	56.34	49.01	61.87	57.91
Investment Operations:
Net investment income(a)	.33	.36	.39	.32	.37
Net realized and unrealized gain (loss) on investments	6.61	8.10	7.89	(8.86)	14.57
Total from Investment Operations	6.94	8.46	8.28	(8.54)	14.94
Distributions:
Dividends from net investment income	(.33 )	(.32 )	(.42 )	(.36 )	(.30 )
Dividends from net realized gain on investments	(8.90)	(4.92)	(.53 )	(3.96)	(10.68)
Total Distributions	(9.23)	(5.24)	(.95 )	(4.32)	(10.98)
Net asset value, end of period	57.27	59.56	56.34	49.01	61.87
Total Return (%)(b)	11.95	14.78	16.96	(14.21)	26.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13	1.13	1.15	1.14	1.13
Ratio of net expenses to average net assets(c)	1.00 (d)	.99 (d)	.97 (d)	.92 (d)	.78
Ratio of net investment income to average net assets(c)	.53 (d)	.59 (d)	.75 (d)	.60 (d)	.56
Portfolio Turnover Rate	65.02	51.78	57.46	83.99	90.53
Net Assets, end of period ($ x 1,000)	438,507	436,127	415,054	381,157	477,538

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended December 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	50.61	48.64	42.38	54.14	52.02
Investment Operations:
Net investment (loss)(a)	(.12 )	(.10 )	(.01 )	(.09 )	(.19 )
Net realized and unrealized gain (loss) on investments	5.59	6.99	6.80	(7.71)	12.99
Total from Investment Operations	5.47	6.89	6.79	(7.80)	12.80
Distributions:
Dividends from net realized gain on investments	(8.90)	(4.92)	(.53 )	(3.96)	(10.68)
Net asset value, end of period	47.18	50.61	48.64	42.38	54.14
Total Return (%)(b)	11.12	13.93	16.07	(14.87)	25.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.17	2.08	2.06	2.03	2.02
Ratio of net expenses to average net assets(c)	1.75 (d)	1.74 (d)	1.71 (d)	1.71 (d)	1.67
Ratio of net investment (loss) to average net assets(c)	(.23 )(d)	(.19 )(d)	(.01 )(d)	(.19 )(d)	(.33 )
Portfolio Turnover Rate	65.02	51.78	57.46	83.99	90.53
Net Assets, end of period ($ x 1,000)	368	583	1,230	1,490	2,241

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	59.74	56.62	49.37	62.45	58.44
Investment Operations:
Net investment income(a)	.48	.51	.52	.45	.51
Net realized and unrealized gain (loss) on investments	6.63	8.14	7.94	(8.92)	14.70
Total from Investment Operations	7.11	8.65	8.46	(8.47)	15.21
Distributions:
Dividends from net investment income	(.64 )	(.61 )	(.68 )	(.65 )	(.52 )
Dividends from net realized gain on investments	(8.90)	(4.92)	(.53 )	(3.96)	(10.68)
Total Distributions	(9.54)	(5.53)	(1.21)	(4.61)	(11.20)
Net asset value, end of period	57.31	59.74	56.62	49.37	62.45
Total Return (%)	12.23	15.08	17.25	(14.00)	26.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91	.92	.95	.93	.92
Ratio of net expenses to average net assets(b)	.75 (c)	.74 (c)	.73 (c)	.68 (c)	.57
Ratio of net investment income to average net assets(b)	.79 (c)	.85 (c)	1.00 (c)	.84 (c)	.77
Portfolio Turnover Rate	65.02	51.78	57.46	83.99	90.53
Net Assets, end of period ($ x 1,000)	28,831	19,826	16,636	15,004	20,137

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended December 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	57.68	54.84	47.86	60.64	56.94
Investment Operations:
Net investment income(a)	.46	.54	.51	.48	.55
Net realized and unrealized gain (loss) on investments	6.39	7.83	7.68	(8.65)	14.35
Total from Investment Operations	6.85	8.37	8.19	(8.17)	14.90
Distributions:
Dividends from net investment income	(.64 )	(.61 )	(.68 )	(.65 )	(.52 )
Dividends from net realized gain on investments	(8.90)	(4.92)	(.53 )	(3.96)	(10.68)
Total Distributions	(9.54)	(5.53)	(1.21)	(4.61)	(11.20)
Net asset value, end of period	54.99	57.68	54.84	47.86	60.64
Total Return (%)	12.22	15.06	17.22	(13.92)	27.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.86	.85	.84	.83
Ratio of net expenses to average net assets(b)	.75 (c)	.76 (c)	.75 (c)	.66 (c)	.48
Ratio of net investment income to average net assets(b)	.78 (c)	.90 (c)	1.00 (c)	.91 (c)	.85
Portfolio Turnover Rate	65.02	51.78	57.46	83.99	90.53
Net Assets, end of period ($ x 1,000)	379	325	1	1	1

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Active MidCap Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 270 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (90 million shares authorized), Class C (15 million shares authorized), Class I (65 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	467,218,693	—	—	467,218,693
Investment Companies	2,856,093	—	—	2,856,093
	470,074,786	—	—	470,074,786

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends,

NOTES TO FINANCIAL STATEMENTS (continued)
realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $2,621 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	32,618,123
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(32,618,123)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not

NOTES TO FINANCIAL STATEMENTS (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,581,870, undistributed capital gains $1,973,358 and unrealized appreciation $73,737,120.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $4,096,039 and $8,409,781, and long-term capital gains $63,755,478 and $29,673,950, respectively.
During the period ended December 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $2,801,907 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended December 31, 2025, the fund was charged $479 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended December 31, 2025 was approximately $9,041 with a related weighted average annualized interest rate of 5.30%. As of December 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions,

NOTES TO FINANCIAL STATEMENTS (continued)
commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $615,742 during the period ended December 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended December 31, 2025, the Distributor retained $1,705 from commissions earned on sales of the fund’s Class A shares and $36 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended December 31, 2025, Class C shares were charged $3,838 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2025, Class A and Class C shares were charged $1,090,714 and $1,279, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $93,940 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $16,986.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2025, the fund was charged $14,494 pursuant to the custody agreement.
During the period ended December 31, 2025, the fund was charged $27,547 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $17,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $303,572, Distribution Plan fees of $316, Shareholder Services Plan fees of $94,845, Custodian fees of $3,300, Chief Compliance Officer fees of $6,405, Transfer Agent fees of $23,371 and Shareholder and regulatory reports service fees of $10,000, which are offset against an expense reimbursement currently in effect in the amount of $60,663.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2025, amounted to $301,554,017 and $337,163,157, respectively.
At December 31, 2025, the cost of investments for federal income tax purposes was $396,337,666; accordingly, accumulated net unrealized appreciation on investments was $73,737,120, consisting of $96,558,345 gross unrealized appreciation and $22,821,225 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Active MidCap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Active MidCap Fund (the “Fund”) (one of the funds constituting BNY Mellon Strategic Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Strategic Funds, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 20, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 76.83% of the ordinary dividends paid during the fiscal year ended December 31, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,221,725 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $.8844 per share as a long-term capital gain distribution and $.1815 per share as a short-term capital gain distribution paid on March 28, 2025 and $7.8117 per share as a long-term capital gain distribution and $.0233 per share as a short-term capital gain distribution paid on December 18, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect seven Board Members to the Board of Directors of the Fund:
Francine J. Bovich	151,949,968	474,965
Andrew J. Donohue	151,968,978	455,955
Joan L. Gulley	151,897,975	526,958
Alan H. Howard	151,936,553	488,380
Bradley J. Skapyak	151,975,244	449,689
Roslyn M. Watson	151,945,872	479,061
Benaree Pratt Wiley	151,893,486	531,447

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $77,768.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on October 28-29, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources, and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mid-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mid-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional mid-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the four- and five-year periods when the fund’s total return performance was above the Performance Group median, and was above the Performance Universe median for all periods, except for the ten-year period when the fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four-star rating from Morningstar for the three- and five-year periods based on Morningstar’s risk-adjusted return measure.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..75% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s overall relative performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0085NCSRAR1225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 19, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 19, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)